Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 4,269,738	$ 3,707,668	$ 1,534,891
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,331,301	1,162,457	720,071
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,074,436	835,157	434,079
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	875,768	665,499	208,106
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	592,384	524,911	116,597
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	299,145	316,356	43,150
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 96,704	$ 203,288	$ 12,888